Subsequent Event (Details) - Subsequent Event [Member] - USD ($)	Feb. 12, 2026	Mar. 17, 2026	Feb. 28, 2026	Feb. 24, 2026	Feb. 18, 2026
Subsequent Event (Details) [Line Items]
Reserved for issuance		21,139,467,404
Class A Ordinary Shares [Member]
Subsequent Event (Details) [Line Items]
Aggregate shares	96,000,000,001				96,000,000,001
Common stock, par value (in Dollars per share)	$ 0.0001
Price of per share (in Dollars per share)	$ 0.0012457
Aggregate purchase price (in Dollars)	$ 119,590,000
Note Warrant [Member] | Class A Ordinary Shares [Member]
Subsequent Event (Details) [Line Items]
Warrants issued			96,000,000	60,000,000